Offerings - Offering: 1	Sep. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.131% Notes due 2035
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 500,000,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 76,550
Offering Note
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Otis Worldwide Corporation (the “Company”) initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-270834), filed with the Securities and Exchange Commission (the “SEC”) on March 24, 2023. This filing fee exhibit is in connection with a final prospectus supplement dated September 2, 2025, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.